Other Payables and Other Current Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Other Payables and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,	June 30,
	2024	2024
	(Unaudited)
Payroll payable	$1,229,180	$864,458
Interest-free borrowing from third parties	80,100	80,100
Accrued expenses	90,651	72,079
Other	3,455	17,092
Other payables and other current liabilities	$1,403,386	$1,033,729